Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual maturity (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Available-for-sale debt securities Amortized cost
Due in one year or less	¥ 15,495,392
Due after one year through five years	14,893,687
Due after five years through ten years	3,367,910
Due after ten years	1,999,699
Total	35,756,688
Available-for-sale debt securities Fair value
Due in one year or less	15,505,802
Due after one year through five years	14,870,097
Due after five years through ten years	3,328,655
Due after ten years	2,011,837
Total	35,716,391
Held-to-maturity debt securities Amortized cost
Due in one year or less	501
Due after one year through five years	1,201,622
Due after five years through ten years
Due after ten years
Total	1,202,123
Held-to-maturity debt securities Fair value
Due in one year or less	502
Due after one year through five years	1,207,718
Due after five years through ten years
Due after ten years
Total	¥ 1,208,220